UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
BELL, BOYD & LLOYD, LLP
70 W. MADISON ST.
SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: 9/30/08

Date of reporting period:  6/30/08

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2008 (Unaudited)
Keeley Small Cap Value Fund

Shares			Value
	COMMON STOCKS - 99.89%
	Aerospace & Defense - 1.94%
2,291,000	Hexcel Corp. (a)(c)		$44,216,300
937,500	Kaman Corp. (c)		21,337,500
1,155,000	Ladish Co., Inc. (a)(c)(d)		23,781,450
1,070,000	Teledyne Technologies, Inc. (a)(c)		52,205,300
			141,540,550
	Air Freight & Logistics - 0.44%
640,000	Atlas Air Worldwide Holdings, Inc. (a)(c)		31,654,400
	Auto Components - 0.79%
1,518,500	ArvinMeritor, Inc. (c)		18,950,880
848,500	Dana Holding Corp. (a)		4,539,475
1,420,000	Midas, Inc. (a)(d)		19,170,000
469,000	Sauer-Danfoss, Inc.		14,609,350
			57,269,705
	Building Products - 0.21%
1,025,600	Quanex Building Products Corp. (a)(c)		15,240,416
	Capital Markets - 2.36%
745,000	Cowen Group, Inc. (a)(c)(d)		5,751,400
1,000,000	Epoch Holding Corp.		9,110,000
912,000	Greenhill & Co., Inc. (c)		49,120,320
1,177,500	Investment Technology Group, Inc. (a)(c)		39,399,150
577,000	Piper Jaffray Companies (a)(c)		16,923,410
1,094,500	Pzena Investment Management, Inc. (c)(d)		13,965,820
1,790,000	SWS Group, Inc. (c)(d)		29,731,900
1,285,000	Thomas Weisel Partners Group, Inc. (a)(c)(d)		7,028,950
			171,030,950
	Chemicals - 2.08%
1,152,500	Arch Chemicals, Inc. (c)		38,205,375
962,500	Hercules, Inc. (c)		16,295,125
1,405,500	Koppers Holdings, Inc. (c)(d)		58,848,285
1,122,500	Sensient Technologies Corp. (c)		31,609,600
390,000	Zep, Inc.		5,803,200
			150,761,585
	Commercial Banks - 1.64%
770,000	BankFinancial Corp.		10,017,700
414,440	Beneficial Mutual Bancorp, Inc. (a)(c)		4,587,851
290,000	Cathay General Bancorp (c)		3,152,300
500,000	IBERIABANK Corp. (c)		22,235,000
840,000	MB Financial, Inc. (c)		18,874,800
1,176,000	PrivateBancorp, Inc. (c)		35,726,880
1,015,000	Wintrust Financial Corp. (c)		24,207,750
			118,802,281
	Commercial Services & Supplies - 1.95%
1,855,000	Cenveo, Inc. (a)(c)		18,123,350
765,000	GP Strategies Corp. (a)		7,688,250
1,452,500	Layne Christensen Co. (a)(c)(d)		63,604,975
605,000	Mac-Gray Corp. (a)		7,102,700
2,197,500	PHH Corp. (a)(c)		33,731,625
635,000	Standard Parking Corp. (a)		11,557,000
			141,807,900
	Construction & Engineering - 5.87%
1,412,500	AECOM Technology Corp. (a)(c)		45,948,625
1,057,500	Chicago Bridge & Iron Co.		42,109,650
1,240,000	Foster Wheeler Ltd. (a)		90,706,000
1,210,000	Granite Construction, Inc. (c)		38,151,300
890,000	Integrated Electrical Services, Inc. (a)(c)(d)		15,308,000
1,410,000	McDermott International, Inc. (a)(c)		87,264,900
1,470,000	Quanta Services, Inc. (a)(c)		48,906,900
932,500	The Shaw Group, Inc. (a)(c)		57,619,175
			426,014,550
	Construction Materials - 0.70%
911,500	Texas Industries, Inc. (c)		51,162,495
	Containers & Packaging - 0.15%
975,000	Temple-Inland, Inc.		10,988,250
	Diversified Financial Services - 0.95%
1,287,500	GATX Corp. (c)		57,074,875
1,530,000	MarketAxess Holdings, Inc. (a)(c)		11,566,800
			68,641,675
	Diversified Telecommunication Services - 0.64%
6,447,400	Fairpoint Communications, Inc. (c)(d)		46,485,754
	Electric Utilities - 3.23%
1,037,500	Black Hills Corp. (c)		33,262,250
1,387,500	Cleco Corp. (c)		32,370,375
1,040,000	Hawaiian Electric Industries (c)		25,719,200
1,120,000	ITC Holdings Corp. (c)		57,243,200
377,500	Otter Tail Corp. (c)		14,658,325
2,095,000	Portland General Electric Co. (c)		47,179,400
1,100,000	Westar Energy, Inc. (c)		23,661,000
			234,093,750
	Electrical Equipment - 3.71%
1,265,000	Acuity Brands, Inc. (c)		60,821,200
1,022,500	AZZ, Inc. (a)(c)(d)		40,797,750
800,000	General Cable Corp. (a)(c)		48,680,000
1,192,500	Regal Beloit Corp. (c)		50,383,125
1,525,000	Superior Essex, Inc. (a)(c)(d)		68,060,750
			268,742,825
	Energy Equipment & Services - 7.99%
2,000,000	Allis-Chalmers Energy, Inc. (a)(c)(d)		35,600,000
1,290,000	Basic Energy Services, Inc. (a)(c)		40,635,000
765,000	Bronco Drilling Co., Inc. (a)(c)		14,060,700
1,180,000	Dresser-Rand Group, Inc. (a)		46,138,000
1,620,000	Global Industries Ltd. (a)		29,046,600
3,029,700	Key Energy Services, Inc. (a)		58,836,774
700,000	Lufkin Industries, Inc. (c)		58,296,000
1,762,500	Natural Gas Services Group, Inc. (a)(c)(d)		53,721,000
3,295,000	Pioneer Drilling Co. (a)(c)(d)		61,978,950
1,807,500	Superior Well Services, Inc. (a)(c)(d)		57,315,825
1,707,500	Tesco Corp. (a)(c)		54,554,625
1,590,000	Willbros Group, Inc. (a)(c)		69,657,900
			579,841,374
	Food Products - 2.63%
1,170,000	Chiquita Brands International, Inc. (a)(c)		17,748,900
1,855,000	Flowers Foods, Inc. (c)		52,570,700
1,867,500	Lance, Inc. (c)(d)		35,052,975
812,000	Ralcorp Holdings, Inc. (a)(c)		40,145,280
220,000	Tootsie Roll Industries, Inc. (c)		5,528,600
1,630,000	TreeHouse Foods, Inc. (a)(c)(d)		39,543,800
			190,590,255
	Gas Utilities - 0.77%
1,495,000	South Jersey Industries, Inc. (c)(d)		55,853,200
	Health Care Equipment & Supplies - 0.28%
749,700	Hill-Rom Holdings, Inc. (c)		20,226,906
	Health Care Providers & Services - 0.27%
408,000	Emeritus Corp. (a)(c)		5,964,960
590,000	Pharmerica Corp. (a)		13,328,100
			19,293,060
	Hotels Restaurants & Leisure - 0.43%
830,000	DineEquity, Inc. (c)		31,008,800
	Hotels, Restaurants & Leisure - 3.58%
2,430,000	CKE Restaurants, Inc. (c)		30,302,100
5,640,000	Denny's Corp. (a)(c)(d)		16,017,600
1,365,000	Gaylord Entertainment Co. (a)(c)		32,705,400
2,225,000	Interstate Hotels & Resorts, Inc. (a)(d)		5,762,750
2,027,500	Marcus Corp. (c)(d)		30,311,125
1,155,000	Orient-Express Hotels Ltd. (c)		50,173,200
1,462,500	Red Lion Hotels Corp. (a)(d)		11,656,125
54,000	Triarc Companies, Inc. - Class A		341,820
1,450,000	Triarc Companies, Inc. - Class B (c)(d)		9,280,000
1,220,000	Vail Resorts, Inc. (a)(c)		52,252,600
1,170,000	Wyndham Worldwide Corp. (c)		20,954,700
			259,757,420
	Industrial Conglomerates - 2.10%
1,400,000	Walter Industries, Inc. (c)		152,278,000
	Insurance - 0.76%
1,090,000	Covanta Holding Corp. (a)(c)		29,092,100
1,655,000	Meadowbrook Insurance Group, Inc. (c)		8,771,500
2,237,500	Phoenix Companies, Inc. (c)		17,027,375
			54,890,975
	IT Services - 0.50%
1,452,500	Wright Express Corp. (a)(c)		36,022,000
	Machinery - 20.10%
1,872,500	Actuant Corp. - Class A (c)		58,702,875
1,312,500	Albany International Corp. (c)		38,062,500
1,917,500	Altra Holdings, Inc. (a)(c)(d)		32,233,175
1,174,800	American Railcar Industries, Inc. (c)(d)		19,713,144
930,000	Ampco-Pittsburgh Corp. (d)		41,366,400
1,166,000	Bucyrus International, Inc. - Class A (c)		85,141,320
1,105,000	CIRCOR International, Inc. (c)(d)		54,133,950
2,281,400	Colfax Corp. (a)(c)(d)		57,240,326
1,072,500	EnPro Industries, Inc. (a)(c)(d)		40,047,150
2,707,500	Federal Signal Corp. (c)(d)		32,490,000
530,000	Flowserve Corp.		72,451,000
1,370,000	Gardner Denver, Inc. (a)(c)		77,816,000
617,100	Graco, Inc. (c)		23,492,997
1,918,000	Greenbrier Companies, Inc. (c)(d)		38,935,400
605,000	Joy Global, Inc. (c)		45,877,150
1,290,000	Kaydon Corp. (c)		66,318,900
1,075,000	L.B. Foster Co. (a)(d)		35,690,000
792,500	Lindsay Manufacturing Co. (c)(d)		67,338,725
1,130,000	Manitowoc Co. (c)		36,758,900
1,557,500	Mueller Water Products, Inc. - Class A (c)(d)		12,569,025
1,705,000	Mueller Water Products, Inc. - Class B (c)		14,560,700
1,225,000	RBC Bearings, Inc. (a)(c)(d)		40,817,000
1,849,200	Robbins & Myers, Inc. (c)(d)		92,219,604
955,000	Sun Hydraulics, Inc. (c)(d)		30,817,850
1,352,500	Tennant Co. (c)(d)		40,669,675
721,500	Terex Corp. (a)(c)		37,063,455
1,427,500	Titan International, Inc. (c)(d)		50,847,550
1,190,000	Trinity Industries, Inc. (c)		41,281,100
602,500	Valmont Industries, Inc. (c)		62,834,725
1,395,000	Watts Water Technologies, Inc. - Class A (c)		34,735,500
1,553,500	Westinghouse Air Brake Technologies Corp. (c)		75,531,170
			1,457,757,266
	Media - 0.13%
1,340,000	Carmike Cinemas, Inc. (c)(d)		7,865,800
631,000	RH Donnelley Corp. (a)(c)		1,893,000
			9,758,800
	Metals & Mining - 9.90%
1,712,500	A.M. Castle & Co. (c)(d)		48,994,625
1,690,000	Alpha Natural Resources, Inc. (a)(c)		176,250,100
1,845,000	AMCOL International Corp. (c)(d)		52,508,700
1,150,000	Brush Engineered Materials, Inc. (a)(c)(d)		28,083,000
947,500	Century Aluminum Co. (a)(c)		62,999,275
1,132,500	Commercial Metals Co.		42,695,250
1,087,500	Compass Minerals International, Inc. (c)		87,609,000
1,250,000	Foundation Coal Holdings, Inc. (c)		110,725,000
674,300	Haynes International, Inc. (a)(c)(d)		38,805,965
793,500	Kaiser Aluminum Corp. (c)		42,476,055
725,000	Universal Stainless & Alloy (a)(d)		26,854,000
			718,000,970
	Multiline Retail - 0.28%
1,872,500	Saks, Inc. (a)(c)		20,560,050
	Multi-Utilities - 0.03%
176,000	Florida Public Utilities Co.		2,094,400
	Oil & Gas - 0.46%
250,000	PetroQuest Energy, Inc. (a)(c)		6,725,000
400,000	Stone Energy Corp. (a)(c)		26,364,000
			33,089,000
	Oil, Gas & Consumable Fuels - 15.63%
804,700	Atlas Energy Resources LLC (c)		30,699,305
1,920,000	Bois d'Arc Energy, Inc. (a)(c)		46,675,200
1,205,000	Callon Petroleum Co. (a)(c)(d)		32,968,800
1,025,000	Carrizo Oil & Gas, Inc. (a)(c)		69,792,250
1,310,000	Comstock Resources, Inc. (a)(c)		110,603,300
652,500	Contango Oil & Gas Company (a)(c)		60,630,300
192,465	Dorchester Minerals LP		6,120,387
1,190,000	Encore Acquisition Co. (a)(c)		89,476,100
2,705,000	EXCO Resources, Inc. (a)(c)		99,841,550
1,804,500	Goodrich Petroleum Corp. (a)(c)(d)		149,629,140
1,337,500	Penn Virginia Corp. (c)		100,874,250
2,360,000	Petrohawk Energy Corp. (a)(c)		109,291,600
1,365,000	Quicksilver Resources, Inc. (a)(c)		52,743,600
835,000	Range Resources Corp. (c)		54,725,900
1,875,000	Western Refining, Inc. (c)		22,200,000
915,000	Whiting Petroleum Corp. (a)(c)		97,063,200
			1,133,334,882
	Paper & Forest Products - 0.77%
428,000	Deltic Timber Corp. (c)		22,902,280
1,215,000	Neenah Paper, Inc. (c)(d)		20,302,650
1,640,000	Wausau Paper Corp.		12,644,400
			55,849,330
	Real Estate - 0.19%
730,003	Forestar Real Estate Group, Inc. (a)		13,906,557
	Road & Rail - 2.03%
489,000	Amerco, Inc. (a)(c)		23,315,520
1,990,000	Genesee & Wyoming, Inc. (a)(c)(d)		67,699,800
1,185,000	Kansas City Southern (a)(c)		52,128,150
200,500	Providence & Worcester Railroad Co. (c)		3,809,500
			146,952,970
	Specialty Retail - 1.86%
2,470,000	Maidenform Brands, Inc. (a)(d)		33,345,000
3,400,000	Sally Beauty Holdings, Inc. (a)(c)		21,964,000
1,896,000	Stage Stores, Inc. (c)		22,126,320
3,056,500	Zale Corp. (a)(c)(d)		57,737,285
			135,172,605
	Textiles, Apparel & Luxury Goods - 0.88%
1,165,000	Hanesbrands, Inc. (a)(c)		31,618,100
1,635,000	Movado Group, Inc. (c)(d)		32,373,000
			63,991,100
	Thrifts & Mortgage Finance - 1.66%
1,000,000	Brookline Bancorp, Inc. (c)		9,550,000
350,000	Citizens First Bancorp, Inc.		2,100,000
304,625	Danvers Bancorp, Inc. (a)		3,350,875
365,000	First Financial Northwest, Inc. (c)		3,624,450
1,925,000	First Niagara Financial Group, Inc. (c)		24,755,500
620,004	Guaranty Financial Group, Inc. (a)(c)		3,329,421
1,110,000	Home Federal Bancorp, Inc. (d)		10,944,600
2,310,000	NewAlliance Bancshares, Inc. (c)		28,828,800
1,257,500	Provident Financial Services, Inc. (c)		17,617,575
1,770,000	Westfield Financial, Inc. (d)		16,018,500
			120,119,721
	TOTAL COMMON STOCKS (Cost $5,859,245,839)		$7,244,586,727

Contracts			Value
	RIGHTS - 0.00%
610,004	Guaranty Financial Rights (b)		$0
	Expiration: July 21, 2008, Exercise Price: $5.17
	TOTAL RIGHTS (Cost $0)		$0

Shares			Value
	INVESTMENTS PURCHASED WITH CASH PROCEEDS
	FROM SECURITIES LENDING - 25.09%
1,819,870,651	Mount Vernon Securities Lending Portfolio		$1,819,870,651
	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
	FROM SECURITIES LENDING (Cost $1,819,870,651)		$1,819,870,651

	SHORT TERM INVESTMENTS - 0.00%
	Investment Companies - 0.00%
500	Fidelity Institutional Money Market Portfolio		$500
	TOTAL SHORT TERM INVESTMENTS (Cost $500)		$500
	Total Investments (Cost $7,679,116,990) - 124.98%		$9,064,457,878
	Liabiities in Excess of Other Assets - (24.98)%		(1,811,544,902)
	TOTAL NET ASSETS - 100.00%		$7,252,912,976

	Footnotes

	Percentages are stated as a percent of net assets.

	(a) Non Income Producing.
	(b)	Price derived from estimates of fair market value using methods determined in
	good faith by the Fund's Pricing Committee under the supervision of the Board.
	At June 30, 2008 the value of this security totaled $0 or 0.0% of the Fund's net assets.
	(c)	This security or a portion of this security is out on loan at June 30, 2008.
	Total loaned securities had a market value of $1,761,562,918 at June 30, 2008.
	(d)	Affiliated Company - As defined by the Investment Company Act of 1940, an "Affiliated Company"
	represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2008,
	the total market value of Affiliated Companies was $2,115,888,223.

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows:

	Cost of investments	$ 7,679,116,990

	Gross unrealized appreciation	2,064,649,046
	Gross unrealized depreciation	(679,308,158)
	Net unrealized appreciation	$ 1,385,340,888

	[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For
	the previous fiscal year's federal tax information, please refer to the Notes to the Financial Statements
	section in the Fund's most recent annual or semi-annual report.

TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the KEELEY Small Cap Value Fund ("KSCVX"); that is, KSCVX held 5% or more of the outstanding voting securities during the period from October 1, 2007 through June 30, 2008. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Balance			Share Balance	Dividend	Value
Issuer Name	At October 1, 2007	Additions	Reductions	At June 30, 2008	Income	At June 30, 2008
Allis-Chalmers Energy, Inc.	1,585,000	415,000	-	2,000,000	$-	$35,600,000
Altra Holdings, Inc.	1,550,000	367,500	-	1,917,500	-	32,233,175
AMCOL International Corp.	1,705,000	140,000	-	1,845,000	845,200	52,508,700
American Railcar Industries, Inc.	830,000	344,800	-	1,174,800	91,644	19,713,144
Ampco-Pittsburgh Corp.	780,000	150,000	-	930,000	382,500	41,366,400
AZZ, Inc.	535,000	487,500	-	1,022,500	-	40,797,750
Brush Engineered Materials, Inc.	960,000	190,000	-	1,150,000	-	28,083,000
Callon Petroleum Co.	-	1,205,000	-	1,205,000	-	32,968,800
Carmike Cinemas, Inc.	1,112,500	227,500	-	1,340,000	630,875	7,865,800
A.M. Castle & Co.	1,210,000	502,500	-	1,712,500	266,700	48,994,625
CIRCOR International, Inc.	945,000	160,000	-	1,105,000	115,219	54,133,950
Colfax Corp.	-	2,281,400	-	2,281,400	-	57,240,326
Cowen Group, Inc.	745,000	-	-	745,000	-	5,751,400
Denny's Corp.	5,030,000	610,000	-	5,640,000	-	16,017,600
EnPro Industries, Inc.	730,000	342,500	-	1,072,500	-	40,047,150
Fairpoint Communications, Inc.	-	6,447,400		6,447,400	1,657,631	46,485,754
Federal Signal Corp.	2,265,000	442,500	-	2,707,500	454,800	32,490,000
L.B. Foster Co.	1,085,000	-	(10,000)	1,075,000	-	35,690,000
Genesee & Wyoming, Inc.	1,765,000	225,000	-	1,990,000	-	67,699,800
Goodrich Petroleum Corp.	1,425,000	404,500	(25,000)	1,804,500	-	149,629,140
Greenbrier Companies, Inc.	1,622,500	295,500	-	1,918,000	420,800	38,935,400
Haynes International, Inc.	570,000	104,300	-	674,300	-	38,805,965
Home Federal Bancorp, Inc. *	540,000	570,000	-	1,110,000	131,325	10,944,600
Integrated Electrical Services, Inc.	657,500	232,500	-	890,000	-	15,308,000
Interstate Hotels & Resorts, Inc.	2,015,000	210,000	-	2,225,000	-	5,762,750
Koppers Holdings, Inc.	1,405,000	500	-	1,405,500	857,050	58,848,285
Ladish Co., Inc.	880,000	275,000	-	1,155,000	-	23,781,450
Lance, Inc.	1,475,000	392,500	-	1,867,500	807,600	35,052,975
Layne Christensen Co.	1,255,000	197,500	-	1,452,500	-	63,604,975
Lindsay Manufacturing Co.	910,000	10,000	(127,500)	792,500	187,600	67,338,725
Maidenform Brands, Inc.	2,117,500	352,500	-	2,470,000	-	33,345,000
Marcus Corp.	1,530,000	497,500	-	2,027,500	448,588	30,311,125
Midas, Inc.	1,270,000	150,000	-	1,420,000	-	19,170,000
Movado Group, Inc.	1,345,000	290,000	-	1,635,000	344,200	32,373,000
Mueller Water Products, Inc. - Class A	1,360,000	197,500	-	1,557,500	161,263	12,569,025
Natural Gas Services Group, Inc.	1,457,500	305,000	-	1,762,500	-	53,721,000
Neenah Paper, Inc.	1,107,500	107,500	-	1,215,000	348,250	20,302,650
Pioneer Drilling Co.	2,550,000	745,000	-	3,295,000	-	61,978,950
Pzena Investment Management, Inc.	-	1,094,500	-	1,094,500	113,795	13,965,820
RBC Bearings, Inc.	900,000	325,000	-	1,225,000	-	40,817,000
Red Lion Hotels Corp.	1,440,000	22,500	-	1,462,500	-	11,656,125
Robbins & Myers, Inc.	-	1,849,200	-	1,849,200	8,276	92,219,604
South Jersey Industries, Inc.	1,110,000	385,000	-	1,495,000	1,073,925	55,853,200
Sun Hydraulics, Inc.	615,000	340,000	-	955,000	316,350	30,817,850
Superior Essex, Inc.	1,197,500	342,500	(15,000)	1,525,000	-	68,060,750
Superior Well Services, Inc.	1,187,500	620,000	-	1,807,500	-	57,315,825
SWS Group, Inc.	1,350,000	440,000	-	1,790,000	411,800	29,731,900
Tennant Co.	580,000	772,500	-	1,352,500	434,625	40,669,675
Thomas Weisel Partners Group, Inc.	1,285,000	-	-	1,285,000	-	7,028,950
Titan International, Inc.	555,000	872,500	-	1,427,500	18,854	50,847,550
TreeHouse Foods, Inc.	1,325,000	305,000	-	1,630,000	-	39,543,800
Triarc Companies, Inc. - Class B	1,357,500	92,500	-	1,450,000	356,980	9,280,000
Universal Stainless & Alloy	720,000	5,000	-	725,000	-	26,854,000
Westfield Financial, Inc.	1,770,000	-	-	1,770,000	885,000	16,018,500
Zale Corp.	-	3,066,500	(10,000)	3,056,500	-	57,737,285
					$11,770,848	$2,115,888,223
* The Fund purchased 45,000 shares prior to a 1.136 for 1 stock split in the company on December 20, 2007.
525,000 shares were purchased post-split. The total share balance as of June 30, 2008 represents the split-adjusted amount.

Schedule of Investments
June 30, 2008 (Unaudited)
Keeley Mid Cap Value Fund

Shares			Value
	COMMON STOCKS - 98.07%
	Aerospace & Defense - 1.79%
83,500	KBR, Inc.		$2,914,985
	Auto Components - 1.60%
56,000	Wabco Holdings, Inc.		2,601,760
	Beverages - 1.54%
119,000	Dr. Pepper Snapple Group, Inc. (a)(c)		2,496,620
	Capital Markets - 1.63%
100,000	Janus Capital Group, Inc. (c)		2,647,000
	Chemicals - 5.16%
51,500	Ashland, Inc. (c)		2,482,300
44,800	FMC Corp. (c)		3,469,312
37,000	Intrepid Potash, Inc. (a)(c)		2,433,860
			8,385,472
	Commercial Banks - 1.55%
287,500	Synovus Financial Corp. (c)		2,509,875
	Commercial Services & Supplies - 1.61%
40,000	The Brink's Co.		2,616,800
	Computers & Peripherals - 3.32%
109,000	NCR Corp. (a)		2,746,800
114,500	Teradata Corp. (a)		2,649,530
			5,396,330
	Construction & Engineering - 11.89%
85,500	AECOM Technology Corp. (a)		2,781,315
62,000	Chicago Bridge & Iron Co. (c)		2,468,840
51,000	Foster Wheeler Ltd. (a)(c)		3,730,650
57,000	McDermott International, Inc. (a)		3,527,730
111,500	Quanta Services, Inc. (a)(c)		3,709,605
50,000	The Shaw Group, Inc. (a)		3,089,500
			19,307,640
	Construction Materials - 2.91%
24,500	Martin Marietta Materials, Inc. (c)		2,537,955
39,000	Texas Industries, Inc. (c)		2,189,070
			4,727,025
	Containers & Packaging - 1.62%
62,500	AptarGroup, Inc. (c)		2,621,875
	Diversified Financial Services - 1.60%
55,500	Leucadia National Corp. (c)		2,605,170
	Diversified Telecommunication Services - 1.64%
235,000	Citizens Communications Co. (c)		2,664,900
	Electric Utilities - 1.54%
50,000	Allegheny Energy, Inc.		2,505,500
	Electrical Equipment - 3.09%
53,500	Ametek, Inc.		2,526,270
66,000	Thomas & Betts Corp. (a)		2,498,100
			5,024,370
	Energy Equipment & Services - 6.88%
46,800	FMC Technologies, Inc. (a)(c)		3,600,324
63,500	Helmerich & Payne, Inc. (c)		4,573,270
64,000	Rowan Companies, Inc. (c)		2,992,000
			11,165,594
	Hotels, Restaurants & Leisure - 1.52%
138,000	Wyndham Worldwide Corp.		2,471,580
	Household Durables - 3.23%
155,000	Leggett & Platt, Inc. (c)		2,599,350
51,000	Snap-On, Inc. (c)		2,652,510
			5,251,860
	Independent Power Producers & Energy Traders - 1.85%
133,000	Calpine Corp. (a)		3,000,480
	Industrial Conglomerates - 2.55%
38,000	Walter Industries, Inc.		4,133,260
	Insurance - 1.60%
97,500	Covanta Holding Corp. (a)(c)		2,602,275
	IT Services - 3.29%
125,000	Broadridge Financial Solutions, Inc.		2,631,250
120,000	Metavante Technologies, Inc.		2,714,400
			5,345,650
	Machinery - 12.77%
56,000	Dover Corp. (c)		2,708,720
48,000	Harsco Corp.		2,611,680
51,000	IDEX Corp.		1,878,840
44,000	ITT Corp. (c)		2,786,520
44,000	Joy Global, Inc. (c)		3,336,520
76,000	Manitowoc Co. (c)		2,472,280
45,500	Terex Corp. (a)		2,337,335
79,000	Timken Co. (c)		2,602,260
			20,734,155
	Metals & Mining - 1.90%
82,000	Commercial Metals Co.		3,091,400
	Oil, Gas & Consumable Fuels - 13.59%
40,000	Consol Energy, Inc. (c)		4,494,800
53,000	Pioneer Natural Resources Co. (c)		4,148,840
48,500	Plains Exploration & Production Co. (a)		3,539,045
90,000	Quicksilver Resources, Inc. (a)		3,477,600
40,500	Range Resources Corp.		2,654,370
58,000	Sandridge Energy, Inc. (a)(c)		3,745,640
			22,060,295
	Real Estate - 1.26%
107,000	Forestar Real Estate Group, Inc. (a)		2,038,350
	Road & Rail - 1.96%
72,500	Kansas City Southern (a)(c)		3,189,275
	Textiles, Apparel & Luxury Goods - 1.54%
92,000	Hanesbrands, Inc. (a)(c)		2,496,880
	Thrifts & Mortgage Finance - 1.64%
160,000	Hudson City Bancorp, Inc. (c)		2,668,800
	TOTAL COMMON STOCKS (Cost $130,065,488)		$159,275,176

	EXCHANGE-TRADED FUNDS - 1.55%
	Specialty- Natural Resources - 1.55%
62,000	PowerShares DB Agriculture Fund Trust (c)		$2,522,160
	TOTAL INVESTMENT COMPANIES (Cost $2,522,432)		$2,522,160

	INVESTMENTS PURCHASED WITH CASH PROCEEDS
	FROM SECURITIES LENDING - 25.04%
40,670,968	Mount Vernon Securities Lending Portfolio		$40,670,968
	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
	FROM SECURITIES LENDING (Cost $40,670,968)		$40,670,968

Principal Amount			Value
	SHORT TERM INVESTMENTS - 1.02%
	Variable Rate Demand Notes - 1.02%
$ 1,655,700	U.S. Bank, N.A.
	2.540% (b)		$1,655,700
	TOTAL SHORT TERM INVESTMENTS (Cost $1,655,700)		$1,655,700
	Total Investments (Cost $174,914,588) - 125.68%		$204,124,004
	Liabilities in Excess of Other Assets - (25.68)%		(41,714,803)
	TOTAL NET ASSETS - 100.00%		$162,409,201

	Footnotes

	Percentages are stated as a percent of net assets.

	(a) Non Income Producing.
	(b)	Variable Rate demand notes are considered short-term obligations and are payable
	on demand. Interest rates change periodically on specified dates. The rate shown
	is of June 30, 2008.
	(c)	This security or a portion of this security is out on loan at June 30, 2008.
	Total loaned securities had a market value of $39,239,190 at June 30, 2008.

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows:

	Cost of investments	$ 174,914,588

	Gross unrealized appreciation	37,790,808
	Gross unrealized depreciation	(8,581,392)
	Net unrealized appreciation	$ 29,209,416

	[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For
	the previous fiscal year's federal tax information, please refer to the Notes to the Financial Statements
	section in the Fund's most recent annual or semi-annual report.

Schedule of Investments
June 30, 2008 (Unaudited)
Keeley All Cap Value Fund

Shares				Value
	COMMON STOCKS - 99.17%
	Aerospace & Defense - 2.58%
49,500	Hexcel Corp. (a)(d)			$955,350
22,500	Honeywell International, Inc.			1,131,300
34,000	KBR, Inc.			1,186,940
				3,273,590
	Auto Components - 1.39%
36,000	The Goodyear Tire & Rubber Co. (a)(d)			641,880
24,000	Wabco Holdings, Inc.			1,115,040
				1,756,920
	Beverages - 0.78%
47,000	Dr. Pepper Snapple Group, Inc. (a)(d)			986,060
	Capital Markets - 2.25%
22,000	Ameriprise Financial, Inc.			894,740
87,000	Epoch Holding Corp.			792,570
33,750	Stifel Financial Corp. (a)			1,160,662
				2,847,972
	Chemicals - 5.96%
20,500	Ashland, Inc. (d)			988,100
52,500	Flotek Industries, Inc. (a)(d)			1,082,550
17,000	FMC Corp. (d)			1,316,480
100,000	ICO, Inc. (a)			602,000
26,000	Koppers Holdings, Inc.			1,088,620
29,000	Terra Industries, Inc. (a)(d)			1,431,150
70,000	Zep, Inc.			1,041,600
				7,550,500
	Commercial Banks - 1.47%
57,000	Marshall & Ilsley Corp. (d)			873,810
112,500	Synovus Financial Corp. (d)			982,125
				1,855,935
	Commercial Services & Supplies - 1.99%
14,000	The Brink's Co.			915,880
97,500	Hill International, Inc. (a)			1,602,900
				2,518,780
	Computers & Peripherals - 1.70%
43,000	NCR Corp. (a)			1,083,600
46,000	Teradata Corp. (a)			1,064,440
				2,148,040
	Construction & Engineering - 8.47%
44,000	ABB Ltd. - ADR (a)			1,246,080
37,200	AECOM Technology Corp. (a)			1,210,116
25,700	Chicago Bridge & Iron Co. (d)			1,023,374
17,000	Foster Wheeler Ltd. (a)(d)			1,243,550
124,000	Furmanite Corporation (a)			989,520
138,000	Great Lakes Dredge & Dock Corp.			843,180
45,000	Integrated Electrical Services, Inc. (a)(d)			774,000
20,000	McDermott International, Inc. (a)			1,237,800
70,000	Orion Marine Group, Inc. (a)			989,100
19,000	The Shaw Group, Inc. (a)			1,174,010
				10,730,730
	Construction Materials - 1.59%
10,000	Martin Marietta Materials, Inc. (d)			1,035,900
17,500	Texas Industries, Inc. (d)			982,275
				2,018,175
	Consumer Finance - 0.78%
75,000	Discover Financial Services (d)			987,750
	Containers & Packaging - 1.58%
24,500	AptarGroup, Inc. (d)			1,027,775
86,000	Temple-Inland, Inc.			969,220
				1,996,995
	Diversified Financial Services - 1.61%
32,000	JPMorgan Chase & Co.			1,097,920
18,500	NYSE Euronext, Inc. (d)			937,210
				2,035,130
	Diversified Telecommunication Services - 0.81%
90,000	Citizens Communications Co. (d)			1,020,600
	Electric Utilities - 0.80%
24,000	Allete, Inc. (d)			1,008,000
	Electrical Equipment - 2.52%
23,000	Acuity Brands, Inc. (d)			1,105,840
230,000	Magnetek, Inc. (a)			972,900
26,500	Regal Beloit Corp.			1,119,625
				3,198,365
	Energy Equipment & Services - 4.30%
27,500	Halliburton Co. (d)			1,459,425
28,000	Helix Energy Solutions Group, Inc. (a)			1,165,920
43,200	Tesco Corp. (a)			1,380,240
33,000	Willbros Group, Inc. (a)(d)			1,445,730
				5,451,315
	Food & Staples Retailing - 0.80%
25,500	CVS Caremark Corp.			1,009,035
	Health Care Equipment & Supplies - 0.93%
24,500	Covidien Ltd.			1,173,305
	Health Care Providers & Services - 0.79%
18,000	McKesson Corp. (d)			1,006,380
	Hotels, Restaurants & Leisure - 2.16%
21,000	MGM Mirage (a)(d)			711,690
24,000	Orient-Express Hotels Ltd. (d)			1,042,560
55,000	Wyndham Worldwide Corp.			985,050
				2,739,300
	Household Durables - 0.96%
23,500	Snap-On, Inc. (d)			1,222,235
	Independent Power Producers & Energy Traders - 1.95%
61,000	Calpine Corp. (a)			1,376,160
128,000	Dynegy, Inc. (a)			1,094,400
				2,470,560
	Industrial Conglomerates - 3.71%
20,500	Textron, Inc.			982,565
25,000	Tyco International Ltd. (d)			1,001,000
25,000	Walter Industries, Inc.			2,719,250
				4,702,815
	IT Services - 2.83%
57,000	Broadridge Financial Solutions, Inc.			1,199,850
48,500	Metavante Technologies, Inc.			1,097,070
52,000	Western Union Co. (d)			1,285,440
				3,582,360
	Machinery - 14.05%
67,000	Altra Holdings, Inc. (a)			1,126,270
44,000	American Railcar Industries, Inc. (d)			738,320
23,000	Badger Meter, Inc. (d)			1,162,190
47,000	Colfax Corp. (a)			1,179,230
25,000	Crane Co.			963,250
24,500	Dover Corp. (d)			1,185,065
19,000	Harsco Corp.			1,033,790
23,500	Ingersoll-Rand Company Ltd. (d)			879,605
16,500	ITT Corp. (d)			1,044,945
18,500	Joy Global, Inc. (d)			1,402,855
25,000	L.B. Foster Co. (a)			830,000
27,000	Manitowoc Co. (d)			878,310
44,000	Mueller Water Products, Inc. - Class A (d)			355,080
59,000	Mueller Water Products, Inc. - Class B			503,860
85,000	Portec Rail Products, Inc.			981,750
46,000	Tecumseh Products Co. (a)			1,507,880
19,000	Terex Corp. (a)			976,030
32,000	Timken Co. (d)			1,054,080
				17,802,510
	Metals & Mining - 6.02%
40,000	AMCOL International Corp. (d)			1,138,400
34,000	Commercial Metals Co.			1,281,800
17,000	Haynes International, Inc. (a)(d)			978,350
15,000	Kaiser Aluminum Corp.			802,950
19,000	Peabody Energy Corp. (d)			1,672,950
9,500	United States Steel Corp.			1,755,410
				7,629,860
	Multiline Retail - 1.24%
66,000	Dillard's Inc. (d)			763,620
73,000	Saks, Inc. (a)(d)			801,540
				1,565,160
	Multi-Utilities - 0.83%
24,500	NRG Energy, Inc. (a)(d)			1,051,050
	Oil & Gas - 2.87%
71,000	Brigham Exploration Co. (a)(d)			1,123,930
10,000	Petroleo Brasileiro SA - ADR (a)			708,300
38,000	Southwestern Energy Co. (a)(d)			1,809,180
				3,641,410
	Oil, Gas & Consumable Fuels - 14.10%
28,000	Atlas Energy Resources LLC			1,068,200
28,000	Comstock Resources, Inc. (a)			2,364,040
37,000	Continental Resources, Inc. (a)(d)			2,564,840
61,000	EXCO Resources, Inc. (a)(d)			2,251,510
13,000	Goodrich Petroleum Corp. (a)			1,077,960
14,500	Patriot Coal Corp. (a)(d)			2,222,705
60,000	Petrohawk Energy Corp. (a)(d)			2,778,600
70,000	Rex Energy Corporation (a)(d)			1,848,000
26,000	Sandridge Energy, Inc. (a)(d)			1,679,080
				17,854,935
	Real Estate - 0.84%
56,002	Forestar Real Estate Group, Inc. (a)			1,066,838
	Road & Rail - 1.93%
34,000	Genesee & Wyoming, Inc. (a)(d)			1,156,680
17,000	Union Pacific Corp.			1,283,500
				2,440,180
	Specialty Retail - 0.66%
130,000	Sally Beauty Holdings, Inc. (a)(d)			839,800
	Textiles, Apparel & Luxury Goods - 0.81%
38,000	Hanesbrands, Inc. (a)(d)			1,031,320
	Thrifts & Mortgage Finance - 1.11%
72,000	First Niagara Financial Group, Inc.			925,920
90,002	Guaranty Financial Group, Inc. (a)(d)			483,311
				1,409,231
	TOTAL COMMON STOCKS (Cost $109,756,152)			$125,623,141

	EXCHANGE-TRADED FUNDS - 0.80%
	Specialty - Natural Resources - 0.80%
25,000	PowerShares DB Agriculture Fund Trust (d)			$1,017,000
	TOTAL INVESTMENT COMPANIES (Cost $1,013,489)			$1,017,000

Contracts				Value
	RIGHTS - 0.00%
90,002	Guaranty Financial Rights (c)			$0
	Expiration: July 21, 2008, Exercise Price: $5.17
	TOTAL RIGHTS (Cost $0)			$0

Shares				Value
	INVESTMENTS PURCHASED WITH CASH PROCEEDS
	FROM SECURITIES LENDING - 21.48%
27,206,074	Mount Vernon Securities Lending Portfolio			$27,206,074
	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
	FROM SECURITIES LENDING (Cost $27,206,074)			$27,206,074

Principal Amount				Value
	SHORT TERM INVESTMENTS - 0.58%
	Variable Rate Demand Notes - 0.58%
$ 732,900	U.S. Bank, N.A.
	2.540% (b)			$732,900
	TOTAL SHORT TERM INVESTMENTS (Cost $732,900)			$732,900
	Total Investments (Cost $138,708,615) - 122.03%			$154,579,115
	Liabilities in Excess of Other Assets - (22.03)%			(27,906,882)
	TOTAL NET ASSETS - 100.00%			$126,672,233

	Footnotes

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt.
	(a)	Non Income Producing.
	(b)	Variable rate demand notes are considered short-term obligations and are
	payable on demand. Interest rates change periodically on specified dates.
	The rate shown is of June 30, 2008.
	(c)	Price derived from estimates of fair market value using methods determined in
	good faith by the Fund's Pricing Committee under the supervision of the Board.
	At June 30, 2008 the value of this security totaled $0 or 0.0% of the Fund's net assets.
	(d)	This security or a portion of this security is out on loan at June 30, 2008.
	Total loaned securities had a market value of $27,206,074 at June 30, 2008.

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows:

	Cost of investments		$ 138,708,615

	Gross unrealized appreciation		27,179,797
	Gross unrealized depreciation		(11,309,297)
	Net unrealized appreciation		$ 15,870,500

	[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For
	the previous fiscal year's federal tax information, please refer to the Notes to the Financial Statements
	section in the Fund's most recent annual or semi-annual report.

Schedule of Investments
June 30, 2008 (Unaudited)
Keeley Small-Mid Cap Value Fund

Shares			Value
	COMMON STOCKS - 94.81%
	Aerospace & Defense - 1.93%
7,500	Hexcel Corp. (a)(d)		$144,750
4,600	KBR, Inc.		160,586
			305,336
	Auto Components - 0.88%
3,000	Wabco Holdings, Inc.		139,380
	Beverages - 1.06%
8,000	Dr. Pepper Snapple Group, Inc. (a)(d)		167,840
	Capital Markets - 3.36%
15,000	Epoch Holding Corp.		136,650
5,500	Janus Capital Group, Inc. (d)		145,585
18,000	Sanders Morris Harris Group, Inc. (d)		122,040
3,750	Stifel Financial Corp. (a)		128,963
			533,238
	Chemicals - 5.24%
2,000	FMC Corp. (d)		154,880
5,000	Intrepid Potash, Inc. (a)		328,900
3,500	Koppers Holdings, Inc.		146,545
13,500	Zep, Inc.		200,880
			831,205
	Commercial Banks - 1.67%
9,000	Marshall & Ilsley Corp. (d)		137,970
14,500	Synovus Financial Corp. (d)		126,585
			264,555
	Commercial Services & Supplies - 0.78%
8,000	PHH Corp. (a)		122,800
	Computers & Peripherals - 1.04%
7,100	Teradata Corp. (a)		164,294
	Construction & Engineering - 9.78%
5,300	ABB Ltd. - ADR (a)		150,096
6,000	AECOM Technology Corp. (a)		195,180
4,000	Chicago Bridge & Iron Co.		159,280
2,000	Foster Wheeler Ltd. (a)(d)		146,300
4,700	Granite Construction, Inc. (d)		148,191
22,000	Great Lakes Dredge & Dock Corp.		134,420
2,500	McDermott International, Inc. (a)		154,725
11,200	Orion Marine Group, Inc. (a)(d)		158,256
4,500	Quanta Services, Inc. (a)(d)		149,715
2,500	The Shaw Group, Inc. (a)		154,475
			1,550,638
	Construction Materials - 1.69%
1,400	Martin Marietta Materials, Inc. (d)		145,026
2,200	Texas Industries, Inc. (d)		123,486
			268,512
	Consumer Finance - 1.16%
14,000	Discover Financial Services (d)		184,380
	Containers & Packaging - 1.86%
3,800	AptarGroup, Inc. (d)		159,410
12,000	Temple-Inland, Inc.		135,240
			294,650
	Diversified Financial Services - 0.89%
3,000	Leucadia National Corp. (d)		140,820
	Electric Utilities - 1.86%
2,900	ITC Holdings Corp.		148,219
6,500	Portland General Electric Co. (d)		146,380
			294,599
	Electrical Equipment - 5.32%
3,500	Acuity Brands, Inc. (d)		168,280
3,500	Ametek, Inc.		165,270
9,500	Chase Corp.		178,030
40,000	Magnetek, Inc. (a)		169,200
4,300	Thomas & Betts Corp. (a)		162,755
			843,535
	Energy Equipment & Services - 5.17%
3,000	Halliburton Co. (d)		159,210
3,500	Helix Energy Solutions Group, Inc. (a)		145,740
2,500	Helmerich & Payne, Inc. (d)		180,050
5,000	Tesco Corp. (a)		159,750
4,000	Willbros Group, Inc. (a)(d)		175,240
			819,990
	Food & Staples Retailing - 0.75%
3,000	CVS Caremark Corp.		118,710
	Health Care Equipment & Supplies - 1.06%
3,500	Covidien Ltd.		167,615
	Hotels, Restaurants & Leisure - 3.91%
6,000	Gaylord Entertainment Co. (a)(d)		143,760
3,600	Orient-Express Hotels Ltd. (d)		156,384
3,300	Vail Resorts, Inc. (a)(d)		141,339
10,000	Wyndham Worldwide Corp.		179,100
			620,583
	Household Durables - 0.98%
3,000	Snap-On, Inc. (d)		156,030
	Independent Power Producers & Energy Traders - 0.85%
6,000	Calpine Corp. (a)		135,360
	Industrial Conglomerates - 1.85%
2,700	Walter Industries, Inc.		293,679
	Insurance - 1.09%
6,500	Covanta Holding Corp. (a)		173,485
	IT Services - 1.85%
7,500	Broadridge Financial Solutions, Inc.		157,875
6,000	Metavante Technologies, Inc.		135,720
			293,595
	Machinery - 15.85%
2,800	Bucyrus International, Inc. - Class A		204,456
7,500	Colfax Corp. (a)		188,175
2,800	Dover Corp. (d)		135,436
4,000	EnPro Industries, Inc. (a)		149,360
1,100	Flowserve Corp.		150,370
6,400	Greenbrier Companies, Inc. (d)		129,920
2,500	Harsco Corp.		136,025
1,700	Joy Global, Inc.		128,911
2,600	L.B. Foster Co. (a)		86,320
4,500	Manitowoc Co. (d)		146,385
10,000	Mueller Water Products, Inc. - Class A (d)		80,700
8,500	Mueller Water Products, Inc. - Class B		72,590
13,000	Portec Rail Products, Inc.		150,150
4,500	Tennant Co.		135,315
2,500	Terex Corp. (a)		128,425
4,100	Timken Co. (d)		135,054
7,000	Titan Machy, Inc. (a)		219,240
3,900	Trinity Industries, Inc. (d)		135,291
			2,512,123
	Metals & Mining - 2.87%
4,600	Commercial Metals Co.		173,420
2,300	Haynes International, Inc. (a)(d)		132,365
2,800	Kaiser Aluminum Corp.		149,884
			455,669
	Multiline Retail - 0.87%
12,500	Saks, Inc. (a)(d)		137,250
	Oil & Gas - 1.30%
13,000	Brigham Exploration Co. (a)(d)		205,790
	Oil, Gas & Consumable Fuels - 12.66%
5,000	Atlas Energy Resources LLC		190,750
1,400	Consol Energy, Inc. (d)		157,318
7,000	EXCO Resources, Inc. (a)(d)		258,370
2,200	Patriot Coal Corp. (a)(d)		337,238
3,000	Penn Virginia Corp. (d)		226,260
6,000	Petrohawk Energy Corp. (a)(d)		277,860
2,300	Pioneer Natural Resources Co. (d)		180,044
2,100	Plains Exploration & Production Co. (a)		153,237
3,500	Sandridge Energy, Inc. (a)(d)		226,030
			2,007,107
	Real Estate - 0.84%
7,000	Forestar Real Estate Group, Inc. (a)		133,350
	Road & Rail - 1.96%
4,600	Genesee & Wyoming, Inc. (a)(d)		156,492
3,500	Kansas City Southern (a)(d)		153,965
			310,457
	Textiles, Apparel & Luxury Goods - 0.94%
5,500	Hanesbrands, Inc. (a)(d)		149,270
	Thrifts & Mortgage Finance - 1.49%
10,000	First Niagara Financial Group, Inc.		128,600
20,000	Guaranty Financial Group, Inc. (a)(d)		107,400
			236,000
	TOTAL COMMON STOCKS (Cost $13,835,834)		$15,031,845

	EXCHANGE-TRADED FUNDS - 3.44%
	Specialty - Natural Resources - 3.44%
8,000	PowerShares DB Agriculture Fund Trust (d)		$325,440
3,500	United States Natural Gas Fund, LP (a)(d)		220,395
	TOTAL EXCHANGE-TRADED FUNDS (Cost $534,517)		$545,835

Contracts			Value
	RIGHTS - 0.00%
20,000	Guaranty Financial Rights (c)
	Expiration: July 21, 2008, Exercise Price: $5.17		$0
	TOTAL RIGHTS (Cost $0)		$0

Shares			Value
	INVESTMENTS PURCHASED WITH CASH PROCEEDS
	FROM SECURITIES LENDING - 20.71%
3,284,254	Mount Vernon Securities Lending Portfolio		$3,284,254
	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
	FROM SECURITIES LENDING (Cost $3,284,254)		$3,284,254

Principal Amount			Value
	SHORT TERM INVESTMENTS - 0.20%
	Variable Rate Demand Notes - 0.20%
$ 31,200	U.S. Bank, N.A.
	2.540% (b)		$31,200
	TOTAL SHORT TERM INVESTMENTS (Cost $31,200)		$31,200
	Total Investments (Cost $17,685,805) - 119.16%		$18,893,134
	Other Liabilities in Excess of Assets - (19.16)%		(3,037,378)
	TOTAL NET ASSETS - 100.00%		$15,855,756

	Footnotes

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt.
	(a) Non Income Producing.
	(b)	Variable rate demand notes are considered short-term obligations and are
	payable on demand. Interest rates change periodically on specified dates.
	The rate shown is of June 30, 2008.
	(c)	Price derived from estimates of fair market value using methods determined in
	good faith by the Fund's Pricing Committee under the supervision of the Board.
	At June 30, 2008 the value of this security totaled $0 or 0.0% of the Fund's net assets.
	(d)	This security or a portion of this security is out on loan at June 30, 2008.
	Total loaned securities had a market value of $3,159,722 at June 30, 2008.

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows:

	Cost of investments	$17,685,805

	Gross unrealized appreciation	2,532,902
	Gross unrealized depreciation	(1,325,573)
	Net unrealized appreciation	$ 1,207,329

	[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For
	the previous fiscal year's federal tax information, please refer to the Notes to the Financial Statements
	section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Keeley Funds, Inc.

By (Signature and Title)       /s/ John L. Keeley, Jr.
                                                                       John L. Keeley, Jr. President

Date                     8/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ John L. Keeley, Jr.
                                                                            John L. Keeley, Jr. President

Date                     8/22/08

By (Signature and Title)*        /s/ Robert Kurinsky
                                                                           Robert Kurinsky, Treasurer

Date                     8/22/08